Frontier Phocas Small Cap Value Fund
Frontier Phocas Small Cap Value Fund
Investment Objective.
The investment objective of the Frontier Phocas Small Cap Value Fund (the “Fund”) is long-term total investment return through capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier Phocas Small Cap Value Fund - USD ($)	Institutional Class	Service Class
Redemption Fee (as a percentage of Amount Redeemed)	none	none
Redemption Fee	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier Phocas Small Cap Value Fund		Institutional Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees		none	none
Component1 Other Expenses		none	0.15%
Component2 Other Expenses		0.66%	585.60%
Other Expenses (as a percentage of Assets):		0.66%	585.75%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Expenses (as a percentage of Assets)	[2]	1.52%	586.61%
Fee Waiver or Reimbursement	[3]	(0.56%)	(585.50%)
Net Expenses (as a percentage of Assets)	[1]	0.96%	1.11%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	The “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waiver” figures for the Service Class do not correlate to the Service Class’ “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because the Service Class shares did not accrue any shareholder servicing fees during the fiscal year ended June 30, 2019.
[3]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.95% and 1.10% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier Phocas Small Cap Value Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class		98	367	720	1,714
Service Class	[1]	113	353	612	1,352
[1]	The contractual expense cap of 1.10%, plus AFFE of 0.01%, was used to calculate the Expense Example throughout the 10 years due to the small size of the Service Class shares as of June 30, 2019.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in shares of common stock of small-capitalization companies, consistent with companies within the Russell 2000® Value Index. As of September 30, 2019, the largest market capitalization of a company in the Russell 2000® Value Index was $5.521 billion and the weighted average market capitalization was $2.01 billion. The Fund also invests in Real Estate Investment Trusts (“REITs”) as part of its principal investment strategy.

The Fund pursues its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 100 to 120 companies with initial weightings between 0.25% to 1.00% of the Fund’s total assets in order to have broad industry representation and reduce individual security risk within the Fund.  Financial services is a very large segment of the Fund’s benchmark and, as such, it may represent a significant weight of the portfolio, oftentimes exceeding 25% of the Fund’s net assets.  As a result, the Fund may have significant investments in the financial services sector.

Principal Investment Risks.
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates.  The returns of REITs may trail returns of the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.  The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Phocas, or may decline even further if the market fails to recognize the company’s value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Emphasis Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Financial Services Sector Risks.  To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Cash and Cash Equivalents Risk.  To the extent the Fund holds cash and cash equivalents positions, the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on October 8, 2010.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to October 8, 2010, is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor Fund, which was advised by Phocas, the current subadviser to the Fund.  The Predecessor Fund was subject to different expenses than the Institutional Class shares offered by this prospectus.  Accordingly, the performance for the Predecessor Fund may differ from that of the Fund.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares(1)

(1)
Returns for the calendar year 2009 and for the period from January 1, 2010, to October 7, 2010, reflect the performance of the Predecessor Fund.  Returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund.  Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.

The Fund’s return from January 1, 2019, through September 30, 2019, was 15.52%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

22.69% (3rd quarter, 2009)	(20.63)% (4th quarter, 2018)

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Frontier Phocas Small Cap Value Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class	[1]	Institutional Class Return Before Taxes	(17.52%)	2.44%	10.59%	6.23%	[2]	Sep. 29, 2006
Institutional Class | After Taxes on Distributions	[1]	Institutional Class Return After Taxes on Distributions	(21.67%)	0.55%	9.38%	5.25%	[2]
Institutional Class | After Taxes on Distributions and Sales	[1]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(8.61%)	1.71%	8.66%	4.97%	[2]
Institutional Class | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(12.86%)	3.61%	10.40%	5.29%	[2]	Sep. 29, 2006
Service Class		Service Class Return Before Taxes	(17.47%)			0.89%	[3]	Jul. 15, 2016
Service Class | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(12.86%)			4.46%	[3]	Jul. 15, 2016
[1]	Fund returns for the period from January 1, 2008 to October 7, 2010, reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[2]	The Institutional Class shares commenced operations on September 29, 2006.
[3]	The Service Class shares commenced operations on July 15, 2016.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Core Infrastructure Fund
Frontier MFG Core Infrastructure Fund
Investment Objective.
The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Core Infrastructure Fund - USD ($)	Institutional Class	Service Class
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%
Redemption Fee	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Core Infrastructure Fund		Institutional Class	Service Class
Management Fees (as a percentage of Assets)		0.50%	0.50%
Distribution and Service (12b-1) Fees		none	none
Component1 Other Expenses		none	0.15%
Component2 Other Expenses		0.09%	0.10%
Other Expenses (as a percentage of Assets):		0.09%	0.25%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Expenses (as a percentage of Assets)	[2]	0.61%	0.77%
Fee Waiver or Reimbursement	[3]	(0.09%)	(0.10%)
Net Expenses (as a percentage of Assets)	[2]	0.52%	0.67%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Effective July 1, 2019, the management fee was reduced from 0.70% to 0.50%. Therefore, the “Total Annual Fund Operating Expenses” figure does not correlate to the Institutional Class’ “Ratio of expenses to average net assets before waivers and reimbursements” figure for the Institutional Class in the Financial Highlights section of this Prospectus. Further, the “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2019.
[3]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Core Infrastructure Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	53	177	322	745
Service Class	68	225	408	935

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies.  Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (REITs) of infrastructure companies.  The Fund will concentrate in the infrastructure sector and utilities industry.  The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of purchase.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.  It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks.  A stapled security is a security that is comprised of multiple parts — generally, a trust and a share of a company — that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Concentration Risk.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns.  Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.  Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•
Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•
Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments.  Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

•
Social infrastructure companies are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals.  The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•
Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.  Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•
Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2019, through September 30, 2019, was 22.33%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

10.37% (1st quarter, 2016)	(5.41)% (4th quarter, 2016)

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Frontier MFG Core Infrastructure Fund	Label	1 Year	5 Years	Since Inception [1]	Inception Date
S&P Global Infrastructure Index	S&P Global Infrastructure Index	(9.50%)	4.10%	6.62%
Institutional Class	Institutional Class Return Before Taxes	(6.61%)	6.60%	8.72%	Jan. 18, 2012
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(7.11%)	6.08%	8.24%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(3.27%)	5.32%	7.16%
Institutional Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(8.71%)	4.56%	8.59%	Jan. 18, 2012
Service Class	Service Class Return Before Taxes	(6.54%)		1.76%	Jul. 15, 2016
Service Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(8.71%)		6.20%	Jul. 15, 2016
Service Class | S&P Global Infrastructure Index	S&P Global Infrastructure Index	(9.50%)		2.30%	Jul. 15, 2016
[1]	The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Global Equity Fund
Frontier MFG Global Equity Fund
Investment Objective.
The investment objective of the Frontier MFG Global Equity Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Global Equity Fund - USD ($)	Institutional Class	Service Class
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%
Redemption Fee	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Global Equity Fund		Institutional Class	Service Class
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Component1 Other Expenses		none	0.15%
Component2 Other Expenses	[1]	0.05%	0.05%
Other Expenses (as a percentage of Assets):		0.05%	0.20%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%
Expenses (as a percentage of Assets)		0.88%	1.03%
Fee Waiver or Reimbursement	[3]	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.83%	0.98%
[1]	Service Class shares had not commenced operations as of June 30, 2019. Accordingly, “Additional Other Expenses” for the Service Class shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2019.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[3]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Global Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	85	270	478	1,075
Service Class	100	318	559	1,250

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies.  Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and Real Estate Investment Trusts (REITs).  Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies.  The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.  MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk.  The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $10 billion at the time of purchase.  The Fund will typically hold up to 20% of its total assets in cash and cash equivalents.  The Fund may have significant investments in the technology sector.

Principal Investment Risks.
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

ADR/GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks.  Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk.  To the extent that the Fund invests a significant portion of its assets in established companies within the technology sector, there are risks that may affect such companies. These risks include regulatory risk, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk.  To the extent the Fund holds cash and cash equivalents the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2019, through September 30, 2019, was 19.70%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

11.22% (1st quarter, 2013)	(9.24)% (4th quarter, 2018)

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Frontier MFG Global Equity Fund		Label	1 Year	5 Years	Since Inception [2]	Inception Date
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	[1]	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(8.71%)	4.56%	9.23%	Dec. 28, 2011
Institutional Class	[1]	Institutional Class Return Before Taxes	(0.05%)	7.28%	11.86%	Dec. 28, 2011
Institutional Class | After Taxes on Distributions	[1]	Institutional Class Return After Taxes on Distributions	(2.29%)	6.06%	10.82%
Institutional Class | After Taxes on Distributions and Sales	[1]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.55%	5.62%	9.53%
[1]	The Service Class had not commenced operations as of the date of this prospectus. Accordingly, the information provided represents returns of the Institutional Class.
[2]	The Institutional Class commenced operations on December 28, 2011.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Global Plus Fund
Frontier MFG Global Plus Fund
Investment Objective.
The investment objective of the Frontier MFG Global Plus Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Global Plus Fund - USD ($)	Institutional Class	Service Class	Class Y
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%
Redemption Fee	$ 15.00	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Global Plus Fund		Institutional Class	Service Class	Class Y
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none	0.25%
Component1 Other Expenses		none	0.15%	0.15%
Component2 Other Expenses	[1]	0.09%	0.09%	0.09%
Other Expenses (as a percentage of Assets):		0.09%	0.24%	0.24%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)	[3]	0.92%	1.07%	1.32%
Fee Waiver or Reimbursement	[4]	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)	[2]	0.83%	0.98%	1.22%
[1]	Class Y shares had not commenced operations as of June 30, 2019. Accordingly, “Additional Other Expenses” for the Class Y shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2019.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[3]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.09% for the fiscal year ended June 30, 2019.
[4]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80%, 0.95% and 1.20% of the Fund’s average daily net assets attributable to the Institutional Class, Service Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Global Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	85	275	491	1,114
Service Class	100	322	572	1,289
Class Y	125	400	706	1,574

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies.  Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and Real Estate Investment Trusts (REITs).  Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies.  The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.  MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk.  The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $25 billion at the time of purchase.  The Fund will typically hold up to 20% of its total assets in cash and cash equivalents.  The Fund may have significant investments in the technology sector.

Principal Investment Risks.
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions leading to fluctuations in the Fund’s share price.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.  The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

ADR/GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks.  Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk.  To the extent that the Fund invests a significant portion of its assets in established companies within the technology sector, there are risks that may affect such companies. These risks include regulatory risk, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk.  To the extent the Fund holds cash and cash equivalents, the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2019, through September 30, 2019, was 19.62%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

7.47% (1st quarter, 2017)	(9.14)% (4th quarter, 2018)

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Frontier MFG Global Plus Fund		Label	1 Year	Since Inception [2]	Inception Date
Institutional Class	[1]	Institutional Class Return Before Taxes	(0.12%)	6.61%	Mar. 23, 2015
Institutional Class | After Taxes on Distributions	[1]	Institutional Class Return After Taxes on Distributions	(3.32%)	5.43%
Institutional Class | After Taxes on Distributions and Sales	[1]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.27%	4.90%
Institutional Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	[1]	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(8.71%)	3.55%	Mar. 23, 2015
Service Class	[1]	Service Class Return Before Taxes	(0.25%)	10.39%	May 09, 2016
Service Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	[1]	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(8.71%)	7.33%	May 09, 2016
[1]	Class Y shares had not commenced operations as of December 31, 2018. Accordingly, the information provided represents returns of the Institutional Class and the Service Class.
[2]	The Institutional Class and the Service Class commenced operations on March 23, 2015, and May 9, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class and Class Y shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Select Infrastructure Fund
Frontier MFG Select Infrastructure Fund
Investment Objective.
The investment objective of the Frontier MFG Select Infrastructure Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Select Infrastructure Fund - USD ($)	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%
Redemption Fee	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Select Infrastructure Fund		Institutional Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Component1 Other Expenses		none	0.15%
Component2 Other Expenses		0.44%	0.45%
Other Expenses (as a percentage of Assets):		0.44%	0.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Expenses (as a percentage of Assets)	[2]	1.25%	1.41%
Fee Waiver or Reimbursement	[3]	(0.44%)	(0.45%)
Net Expenses (as a percentage of Assets)		0.81%	0.96%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal period ended June 30, 2019.
[3]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Select Infrastructure Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	83	307	599	1,431
Service Class Shares	98	355	683	1,611

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period from July 2, 2018 (commencement of operations) to June 30, 2019, the Fund’s portfolio turnover rate was 29%.

Principal Investment Strategy.
Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies.  The Fund will invest in common stock, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (REITs) of infrastructure companies as part of its principal investment strategy.  The Fund will concentrate in the securities of companies operating in infrastructure-related industries.  The Fund will invest in both U.S. and non-U.S. companies and may invest in companies of any size, with a minimum market capitalization of $500 million.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”) seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund will invest in a non-diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.  The Fund will normally hold a limited number (typically 20 to 40) of companies that meet these criteria.  The Fund will typically hold up to 20% of its assets in cash and cash equivalents.

Principal Investment Risks.
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates.  The returns of REITs may trail returns of the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.  The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Stapled Securities Risks.  A stapled security is a security that is comprised of multiple parts — generally, a trust and a share of a company — that cannot be separated from one another and is treated as one unit for trading purposes.  The value of a stapled security may go down as a result of the performance of any part of the security.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Concentration Risk.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns.  Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.  Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•
Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•
Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments.  Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

•
Social infrastructure companies are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals.  The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•
Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.  Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•
Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

New Fund Risks.  As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

Cash and Cash Equivalents Risk.  To the extent the Fund holds cash and cash equivalents the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell.  MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.  Updated performance information is available on the Company’s website, www.frontiermutualfunds.com, or by calling toll-free 1-800-825-2100.